Accounts Payable - Schedule of Accounts Payable (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 2,954,238	$ 2,948,964	$ 2,919,628
August 1, 2018 Default Judgment Payable to Ohio Vendor [Member]
Total	37,536	37,536	32,832
January 14, 2019 Default Judgment Payable to Tennessee Customer [Member]
Total	423,152	423,152	423,152
January 24, 2019 Default Judgment Payable to Florida Vendor [Member]
Total	31,631	31,631	31,631
Other vendors of Materials and Services [Member]
Total	2,241,613	2,241,613	2,211,707
Credit Card Obligations [Member]
Total	$ 220,306	$ 220,306	$ 220,306